                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [ X ]; Amendment Number: 1
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [ X ] adds new holdings
                                             entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
FILED AUGUST 14, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON APRIL 6TH,
2001.

Institutional Investment Manager Filing this Report:

Name:         Basil P. Regan
Address:      c/o Regan Partners, L.P.
              600 Madison Avenue; 26th Floor
              New York, New York 10022

Form 13F File Number:  028-6934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Basil P. Regan
Title:   General Partner
Phone:   (212) 317-1640

Signature, Place, and Date of Signing:

    /s/ Basil P. Regan    New York, New York   April 6, 2001
    ____________________  ___________________  _______________
         [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:     $20,884,050.00



List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-

                                                   Form 13F INFORMATION TABLE
                                                           REGAN GROUP
                                                             6/30/00
    ITEM 1          ITEM 2      ITEM 3       ITEM 4                   ITEM 5          ITEM 6       ITEM 7          ITEM 8
    ------          ------      ------       ------                   ------          ------       ------          ------

                                             FAIR
                    TITLE        CUSIP       MARKET         SHRS OR                   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS     NUMBER       VALUE          PRN AMT  SH/PRN  PUT/CALL DISCRETION  MANAGERS   SOLE   SHARED  NONE
--------------     --------     ------       ------         -------  ------  -------- ----------- --------   ----   ------  ----

GenRad Inc.         Common    372447102    $20,884,050.00   2,230,450  SH                Sole      None      Sole


TOTAL                                      $20,884,050.00


































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